Submission	Jul. 28, 2026
Submission [Line Items]
Central Index Key	0001875091
Registrant Name	NeuroSense Therapeutics Ltd.
Registration File Number	333-293060
Form Type	F-3
Submission Type	F-3/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A